QUARTERLY RESULTS (Unaudited) - Schedule of Quarterly Income Effects of Special Income (Expense) Items (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Oct. 29, 2017	Jul. 30, 2017	Apr. 30, 2017	Jan. 29, 2017	Oct. 30, 2016	Jul. 31, 2016	May 01, 2016	Jan. 31, 2016	Oct. 29, 2017	Oct. 30, 2016	Nov. 01, 2015
Quarterly Financial Information Disclosure [Abstract]
Goodwill impairment	$ (6,000)	$ 0	$ 0	$ 0					$ (6,000)	$ 0	$ 0
Restructuring charges	(1,710)	(1,009)	(315)	(2,264)	$ (815)	$ (778)	$ (1,149)	$ (1,510)
Strategic development and acquisition related costs	(193)	(1,297)	(124)	(357)	(590)	(819)	(579)	(681)	(1,971)	(2,670)	(4,201)
(Loss) on sale of assets and asset recovery	0	0	(137)	0	(62)	52	927	725	(137)	1,642	0
Gain on insurance recovery	0	148	9,601	0
Unreimbursed business interruption costs	(28)	(235)	(191)	0
Gain from bargain purchase					0	0	0	1,864	$ 0	$ 1,864	$ 0
Total special charges in income before income taxes	$ (7,931)	$ (2,393)	$ 8,834	$ (2,621)	$ (1,467)	$ (1,545)	$ (801)	$ 398